Investment in Affiliate	12 Months Ended
Dec. 31, 2014
Investment in Affiliate [Abstract]
Investment in Affiliate

8.Investment in Affiliate

The following table is a reconciliation of the Company’s investment in affiliate as presented on the accompanying consolidated balance sheets:

Balance January 1, 2013	$19,987,743
Equity in net income of affiliate	1,652,339
Equity in other comprehensive income of affiliate	77,165
Dividends received	(1,787,500)
Dilution effect	(390,821)
Impairment in investment in affiliate	(8,229,551)
Balance December 31, 2013	$11,309,375
Equity in net income of affiliate	471,079
Equity in other comprehensive income of affiliate	16,139
Dilution effect	(221,679)
Impairment in investment in affiliate	(8,618,664)
Balance December 31, 2014	$2,956,250

As of December 31, 2013 and 2014, the Company held 3,437,500 shares or 13.6% and 11.0% of Box Ships’ common stock, respectively. The decrease in the percentage of Box Ships’ common stock held by the Company is mainly due to the Company’s non-participation in the public offering of 5,500,000 common shares of Box Ships, which was completed on April 15, 2014. The Company, on the basis of significant influence exercised over Box Ships through its shareholdings and shared executive management, accounted for its investment in Box Ships under the equity method and is separately reflected on Company’s consolidated balance sheets.

The loss on investment in affiliate of $8,620,372 for the year ended December 31, 2013, consists of $390,821, relating to the dilution effect from the Company’s non-participation in the public offering of 4,000,000 common shares of Box Ships, which was completed on March 18, 2013, as well as the aggregate impairment in investment in affiliate of $8,229,551, relating to the difference between the fair value and the book value of the Company’s investment in Box Ships, which the Company considered as other than temporary (refer to Note 11).

The loss on investment in affiliate of $8,840,343, for the year ended December 31, 2014, consists of $221,679, relating to the dilution effect from the Company’s non-participation in the public offering of 5,500,000 common shares of Box Ships, which was completed on April 15, 2014, as well as the aggregate impairment in investment in affiliate of $8,618,664, relating to the difference between the fair value and the book value of the Company’s investment in Box Ships, which the Company considered as other than temporary (refer to Note 11).

Summarized financial information in respect of Box Ships Inc. is set out below:

	Year ended December 31,

INCOME STATEMENT DATA	2013	2014
Net revenue	$69,836,201	$49,864,674
Operating income	23,631,192	1,966,947
Net income	$15,307,658	$2,623,515
	As of December 31,

BALANCE SHEET DATA	2013	2014
Total current assets	$31,691,262	$22,011,255
Total non-current assets	397,915,376	375,837,950
Total assets	429,606,638	397,849,205
Total current liabilities	184,434,021	140,886,944
Total long-term liabilities	$453,248	$282,375